Transfer of financial assets, assets pledged and received as collateral - Summary of assets pledged as collateral (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 105,944	€ 106,052
Financial assets at fair value through profit or loss
Assets Not Freely Disposable [line items]
Financial assets pledged	28,905	23,641
Financial assets at FVOCI
Assets Not Freely Disposable [line items]
Financial assets pledged	3,037	1,896
Securities at amortised cost
Assets Not Freely Disposable [line items]
Financial assets pledged	3,184	2,672
– Cash and balances with central banks
Assets Not Freely Disposable [line items]
Financial assets pledged	397	322
Included in Loans and advances to banks
Assets Not Freely Disposable [line items]
Financial assets pledged	2,211	3,305
Loans and advances to customers
Assets Not Freely Disposable [line items]
Financial assets pledged	67,706	73,860
Other assets
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 503	€ 357